NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

20.                         NON-CONTROLLING INTERESTS

In February 2010, the Company’s wholly-owned subsidiary, WSP China, together with three non-controlling investors of Jiangsu Fanli entered into an agreement with Zhejiang Jianli to dispose of their entire equity interests in Jiangsu Fanli, details of which is set out in Note 4.

In January 2012, the Company disposed of its entire equity interests in Chaoyang Seamless for nominal cash consideration, details of which is set out in Note 5.